DEFERRED CONSIDERATION	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
DEFERRED CONSIDERATION
16. DEFERRED CONSIDERATION

As of December 31, 2025, the total deferred consideration balance of $39,853, out of which $34,929 is the non-current portion due for payment on April 1, 2027 and $4,924 is the current portion with $3,852 due for payment in January 2026 and the remaining balance of $1,072 in November 2026, related to the Group’s 2025 OddsJam Acquisition.

On December 19, 2025, the Company entered into an Amendment to Agreement and Plan of Merger with the sellers of OddsJam which effectively terminates the earn-out period early and provides that the 2025 and 2026 performance amounts have been capped at $40,000 each, subject to an early election discount. The consideration was initially contingent upon growth in contribution in fiscal years 2025 and 2026. As a result, the liability was reclassified from contingent consideration to deferred consideration as of December 19, 2025. The Company has the option, but not the obligation, to settle up to 70% of the amount due in ordinary shares. See Note 5 for full discussion on the OddsJam Acquisition.
As of December 31, 2024 deferred consideration consist mainly of contractual obligations resulting from acquisitions of intangible assets from third parties (see Note 8).
As of December 31, 2024, the present value of the fixed consideration payable related to the acquisition of the Freebets.com Assets was $7,325. The consideration was financed by the Company’s available cash, utilization of borrowings under available credit facilities and operating cash flows and was settled on April 1, 2025.
The consideration related to the Freebets.com Assets that was initially contingent upon the revenue performance of the Freebets.com Assets from acquisition up until December 31, 2024 was capped at a maximum of $5,000. As of December 31, 2024, the contingent consideration was fixed at $3,652 because the performance period elapsed. As a result, the liability was presented as deferred consideration as of December 31, 2024 and was settled on April 1, 2025.
As of December 31, 2024, deferred consideration of $300 related to the Group’s 2022 acquisition of Roto Sports, which was settled in March 2025.